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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [  ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Egerton Capital Limited Partnership
Address: 2 George Yard
         Lombard Street
         London EC3V 1DH
         England

Form 13F File Number: 28-04857

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John Armitage
Title:   Managing Director
         Egerton Capital Limited (General Partner)
Phone:   (011) 00441714109090

Signature, Place, and Date of Signing:

    /s/ John Armitage        London, England    May 11,2000
    __________________       _______________    ________________
       [Signature]            [City, State]         [Date]



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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check her if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]
































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:     0

Form 13F Information Table Entry Total:     7

Form 13F Information Table Value Total:     151,984
                                            [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         28-

         [Repeat as necessary.]
























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

Holdings of US Listed equities held as at March 31, 2000
NAME OF ISSUER             TITLE         CUSIP      VALUE $'000   PRICE     SHARES     PUT/CALL   INVESTMENT     VOTING AUTHORITY
                           OF CLASS                                                               DISCRETION
-------------------------  ------------  ---------  -----------   --------  ---------  ---------  -------------- ----------------

Cadiz Inc (CLCI)          Common Stock   127537108    15,998       8.50   1,882,154                 Sole            Shared
Fila Holding SPA-SPON ADR ADR            316850106     6,348       7.44     853,200                 Sole            Shared
Luxottica Group
   SPA-SPON ADR           ADR            55068R202    63,043      24.50   2,573,200                 Sole            Shared
NTL Incorporated          Common Stock   629407107    21,903      92.81     236,000                 Sole            Shared
Palex Inc                 Common Stock   696368109      416        8.75      47,500                 Sole            Shared
Smartforce (CBT)          Common Stock   83170A206    13,706      45.88     298,727                 Sole            Shared
Stet Hellas Telecomm ADR  ADR            859823106    30,570      28.75   1,063,300                 Sole            Shared

Total                                                151,984

































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